Exhibit 99.19

Loan ID	Data Field	Tape Data	IB Review Value	Discrepancy Comments
419942726	Total Debt To Income Ratio	47.10	51.56	Review DTI of xxxxx is based on Gap credit report from xxxxx resulted in a higher DTI than what was approved by the seller. DTI is within guideline max of xxxxx%.
419942726	Representative Credit Score	702.0	688.0	Review fico score of xxxxx is based on updated credit report dated xxxxx.
419942751	Property Type	Single Family - Detached	PUD - Detached	Per the appraisal, the subject property type is a PUD detached.
419942751	Total Debt To Income Ratio	34.82	41.86	Approved DTI per UW transmittal/1008 is xxxxx%. Review DTI xxxxx%. Source of tape is unknown.
419942751	Representative Credit Score	687.0	669.0	B1 (primary earner) mid-score is xxxxx, which matches the credit report and the UW Transmittal. B2 mid-score is xxxxx. Source of tape is unknown.